Acquisitions and disposals - Revenue and Profits from Acquisition (Details) - Profertil S.A. $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of subsidiaries [line items]
Revenue	$ 31,147
Net income	$ 3,523